Derivatives and hedging activities - Contingent credit risk (Details 3) - CHF (SFr) SFr in Billions	Dec. 31, 2023	Dec. 31, 2022
Contingent credit risk
Current net exposure	SFr 0.5	SFr 1.4
Collateral posted	0.4	1.1
Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.3	0.5
Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.4	0.8
Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.5	0.8
Bilateral counterparties
Contingent credit risk
Current net exposure	0.4	1.2
Collateral posted	0.3	1.0
Bilateral counterparties | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.3	0.4
Bilateral counterparties | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.3	0.5
Bilateral counterparties | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.4	0.5
Special purpose entities
Contingent credit risk
Current net exposure	0.1	0.1
Collateral posted	0.1	0.1
Special purpose entities | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Special purpose entities | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.1
Special purpose entities | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.1
Accelerated terminations
Contingent credit risk
Current net exposure	0.0	0.1
Accelerated terminations | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.1
Accelerated terminations | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.1	0.2
Accelerated terminations | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	SFr 0.1	SFr 0.2